Stock Options and Warrants (Details) - USD ($)							1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 01, 2022	Jan. 05, 2021	Jun. 02, 2020	Sep. 30, 2018	Sep. 18, 2017	Aug. 01, 2017	Aug. 18, 2022	Mar. 30, 2021	Jun. 30, 2020	Jan. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2018
Stock Options and Warrants (Details) [Line Items]
Purchase of shares															20,000,000
Price per share (in Dollars per share)	$ 0.0295
Expire date	Feb. 01, 2025									Jan. 17, 2025
Cashless basis options				3,324,201				6,675,799				76,280,412	13,442,467
Issuance of shares				1,233,509				5,439,540
Forfeited shares									600,000					1,200,000
Intrinsic value of the stock options (in Dollars)											$ 3,419,267		$ 5,256,720
Stock option expense (in Dollars)											$ 894,117	$ 491,473
Warrants outstanding											162,703,869		162,703,869
Warrant expense (in Dollars)											$ 0	983,571
Warrant expense (in Dollars)											$ 894,117	$ 491,473	$ 1,247,048	$ 390,035
Common Stock [Member]
Stock Options and Warrants (Details) [Line Items]
Cashless basis options													11,107,503
Equity Option [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares															20,000,000
Price per share (in Dollars per share)											$ 0.0068	$ 0.0069	$ 0.005	$ 0.0454
Expire date										Jan. 17, 2025
Cashless basis options				3,324,201				6,675,799
Issuance of shares				1,233,509				5,439,540
Forfeited shares									600,000					1,200,000
Intrinsic value of the stock options (in Dollars)													$ 5,256,720	$ 1,366,650
Stock option expense (in Dollars)													$ 1,247,048	$ 390,035
Warrants outstanding													162,703,869	20,912,852
Warrant expense (in Dollars)													$ 983,571	$ 98,343
Equity Option [Member] | Warrant [Member]
Stock Options and Warrants (Details) [Line Items]
Shares, issued													240,000,001
Non Qualified Stock Options [Member] | Ten Key Employees And Three Directors [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares										283,000,000
Non Qualified Stock Options [Member] | Key Employee [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares						10,000,000
Price per share (in Dollars per share)						$ 0.01
Expire date						Aug. 01, 2022
Stock options, description						These options may be exercised on a cashless basis, resulting in no cash payment to the company upon exercise. If the optionee exercises on a cashless basis, then the above water value (difference between the option price and the fair market price at the time of exercise) is used to purchase shares of common stock. Under this method, the number of shares of common stock issued will be less than the number of options exercised.
Non Qualified Stock Options [Member] | Three Key Employees [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares					1,800,000
Price per share (in Dollars per share)					$ 0.05
Expire date					Sep. 18, 2022
Non Qualified Stock Options [Member] | Key Employee1 [Member]
Stock Options and Warrants (Details) [Line Items]
Price per share (in Dollars per share)															$ 0.04
Non Qualified Stock Options [Member] | Ten Key Employees And Three Directors [Member]
Stock Options and Warrants (Details) [Line Items]
Price per share (in Dollars per share)										$ 0.0019
Stock options, description										These options were exercisable on a cashless basis, any time after January 17, 2021.
Cashless basis options											1,000,000		3,766,668
Forfeited shares													20,000,000
Non Qualified Stock Options [Member] | Ten Key Employees And Three Directors [Member] | Common Stock [Member]
Stock Options and Warrants (Details) [Line Items]
Cashless basis options											912,442		3,366,714
Non Qualified Stock Options [Member] | Director [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares			17,000,000
Price per share (in Dollars per share)			$ 0.0018
Expire date			Jun. 02, 2025
Non Qualified Stock Options [Member] | Six Key Employees And Three Directors [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares		368,000,000
Price per share (in Dollars per share)		$ 0.0068
Expire date		Jan. 05, 2026
Stock options, description		These options were exercisable on a cashless basis, any time after January 5, 2022.
Forfeited shares													1,000,000
Non Qualified Stock Options [Member] | Key Employee2 [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares							5,000,000
Price per share (in Dollars per share)							$ 0.0017
Expire date							Aug. 18, 2026
Stock options, description							These options are exercisable on a cashless basis, any time after August 18, 2022.
Non Qualified Stock Options [Member] | Five Board Members [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares	122,500,000
Price per share (in Dollars per share)	$ 0.0295
Expire date	Feb. 01, 2025
Stock options, description	These options are exercisable on a cashless basis, anytime after March 1, 2022.
Non Qualified Stock Options [Member] | Equity Option [Member] | Key Employee [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares						10,000,000
Price per share (in Dollars per share)						$ 0.01									$ 0.04
Expire date						Aug. 01, 2022
Stock options, description						These options allow the optionee to exercise on a cashless basis, resulting in no cash payment to the company upon exercise. If the optionee exercises on a cashless basis, then the above water value (difference between the option price and the fair market price at the time of exercise) is used to purchase shares of common stock. Under this method, the number of shares of common stock issued will be less than the number of options used to obtain those shares of common stock.
Stock options period						36 months
Non Qualified Stock Options [Member] | Equity Option [Member] | Three Key Employees [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares					1,800,000
Price per share (in Dollars per share)					$ 0.05
Stock options period					36 months
Non Qualified Stock Options [Member] | Equity Option [Member] | Ten Key Employees And Three Directors [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares										283,000,000
Price per share (in Dollars per share)										$ 0.0019
Stock options, description										These options allow the optionee to exercise on a cashless basis, any time after January 17, 2021.
Cashless basis options													3,766,668
Forfeited shares													20,000,000
Stock options period										36 months
Non Qualified Stock Options [Member] | Equity Option [Member] | Ten Key Employees And Three Directors [Member] | Common Stock [Member]
Stock Options and Warrants (Details) [Line Items]
Cashless basis options													3,366,714
Non Qualified Stock Options [Member] | Equity Option [Member] | Director [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares			17,000,000
Price per share (in Dollars per share)			$ 0.0018
Expire date			Jun. 02, 2025
Stock options period			36 months
Non Qualified Stock Options [Member] | Equity Option [Member] | Six Key Employees And Three Directors [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares		368,000,000
Price per share (in Dollars per share)		$ 0.0068
Expire date		Jan. 05, 2026
Stock options, description		These options are exercisable on a cashless basis, resulting in no cash payment to the Company upon exercise, any time after January 5, 2022.
Forfeited shares													1,000,000
Stock options period		36 months
Non Qualified Stock Options [Member] | Equity Option [Member] | Key Employee2 [Member]
Stock Options and Warrants (Details) [Line Items]
Purchase of shares							5,000,000
Price per share (in Dollars per share)							$ 0.0017
Expire date							Aug. 18, 2026
Stock options, description							These options are exercisable on a cashless basis, any time after August 18, 2022.
Stock options period							36 months